Segments and Geographical Information (Details) - Schedule of Operating Segments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
RFID [Member]
Segment Reporting Information [Line Items]
Revenues	$ 6,948	$ 7,693
Gross profit	1,796	1,915
Operating Income (loss)	699	662
Financial expenses
Net Income before tax
Tax on income
Net Income
RFID [Member] | Allocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)	1,097	1,209
RFID [Member] | Acquisition expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)		44
RFID [Member] | Unallocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	15,351	12,873
Gross profit	3,253	2,575
Operating Income (loss)	1,394	990
Financial expenses
Net Income before tax
Tax on income
Net Income
Supply Chain Solutions [Member] | Allocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)	1,859	1,585
Supply Chain Solutions [Member] | Acquisition expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Supply Chain Solutions [Member] | Unallocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Intelligent Robotics [Member]
Segment Reporting Information [Line Items]
Revenues	1,257	572
Gross profit	20	(19)
Operating Income (loss)	(110)	(290)
Financial expenses
Net Income before tax
Tax on income
Net Income
Intelligent Robotics [Member] | Allocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)	130	271
Intelligent Robotics [Member] | Acquisition expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Intelligent Robotics [Member] | Unallocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(77)
Gross profit
Operating Income (loss)
Financial expenses
Net Income before tax
Tax on income
Net Income
Intercompany [Member] | Allocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Intercompany [Member] | Acquisition expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Intercompany [Member] | Unallocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	23,478	21,138
Gross profit	5,069	4,471
Operating Income (loss)	1,609	1,001
Financial expenses	(343)	(529)
Net Income before tax	1,266	472
Tax on income
Net Income	1,266	472
Consolidated [Member] | Allocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)	3,086	3,065
Consolidated [Member] | Acquisition expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)		44
Consolidated [Member] | Unallocated operating expenses [Member]
Segment Reporting Information [Line Items]
Operating Income (loss)	$ 374	$ 361